Calvert
Conservative Allocation Fund
December 31, 2021
Schedule of Investments (Unaudited)

Mutual Funds — 88.5%(1)

Security	Shares	Value
Equity Funds — 33.5%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	111,101	$ 4,020,763
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	258,741	7,984,736
Calvert US Large-Cap Core Responsible Index Fund, Class R6	149,297	6,379,449
Calvert US Large-Cap Growth Responsible Index Fund, Class I	159,676	8,721,508
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,029,954	32,804,041
Calvert US Mid-Cap Core Responsible Index Fund, Class I	117,601	4,808,711
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	114,602	11,203,494
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	525,032	6,373,895
Calvert Emerging Markets Equity Fund, Class R6	235,718	4,806,297
Calvert International Equity Fund, Class R6	395,483	10,397,245
Calvert International Opportunities Fund, Class R6	342,505	7,213,146
Calvert Mid-Cap Fund, Class I	50,170	2,406,633
		$107,119,918
Income Funds — 55.0%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	1,149,159	$17,593,622
Calvert Floating-Rate Advantage Fund, Class R6	2,285,537	21,621,180
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	5,253,780	87,212,753
The Calvert Fund:
Calvert High Yield Bond Fund, Class R6	119,065	3,212,377
Calvert Short Duration Income Fund, Class R6	783,455	12,785,976
Calvert Ultra-Short Duration Income Fund, Class R6	3,389,245	33,553,528
		$175,979,436
Total Mutual Funds (identified cost $249,800,496)		$283,099,354

U.S. Treasury Obligations — 1.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/45(2)(3)	$3,424	$ 4,414,686
Total U.S. Treasury Obligations (identified cost $3,396,091)		$ 4,414,686

Short-Term Investments — 10.0%

Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(4)	31,875,138	$ 31,875,138
Total Short-Term Investments (identified cost $31,875,009)		$ 31,875,138
Total Investments — 99.9% (identified cost $285,071,596)		$319,389,178

Other Assets, Less Liabilities — 0.1%	$ 426,361
Net Assets — 100.0%	$319,815,539

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.

Calvert
Conservative Allocation Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	42	Long	3/31/22	$9,163,219	$(6,627)
U.S. 5-Year Treasury Note	190	Long	3/31/22	22,985,547	105,073
U.S. 10-Year Treasury Note	37	Long	3/22/22	4,827,344	457
U.S. Long Treasury Bond	35	Long	3/22/22	5,615,312	72,943
U.S. Ultra 10-Year Treasury Note	21	Long	3/22/22	3,075,188	48,198
U.S. Ultra-Long Treasury Bond	17	Long	3/22/22	3,351,125	60,530
					$280,574
During the fiscal year to date ended December 31, 2021, the Fund used futures contracts and purchased and written options contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At December 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
At December 31, 2021, the value of the Fund's investment in affiliated funds was $314,974,492, which represents 98.5% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
Bond Fund, Class R6	$77,659,304	$11,167,568	$ —	$ —	$(1,614,119)	$ 87,212,753	$ 431,648	$ 985,379	5,253,780
Cash Reserves Fund, LLC	36,741,730	14,732,397	(19,595,383)	(1,810)	(1,796)	31,875,138	5,294	—	31,875,138
Emerging Markets Advancement Fund, Class I	5,847,825	674,734	—	—	(148,664)	6,373,895	35,507	233,243	525,032
Emerging Markets Equity Fund, Class R6	5,034,476	390,343	(455,928)	(9,867)	(152,727)	4,806,297	38,951	—	235,718
Equity Fund, Class R6	8,789,733	2,133,192	(511,115)	23,586	768,098	11,203,494	19,379	350,891	114,602
Flexible Bond Fund, Class R6	16,578,282	1,314,422	—	—	(299,082)	17,593,622	101,906	181,222	1,149,159
Floating-Rate Advantage Fund, Class R6	20,511,732	1,195,740	—	—	(86,292)	21,621,180	204,836	—	2,285,537
High Yield Bond Fund, Class R6	3,033,107	190,229	—	—	(10,959)	3,212,377	32,059	—	119,065
International Equity Fund, Class R6	9,524,109	1,049,842	—	—	(176,706)	10,397,245	115,485	507,275	395,483
International Opportunities Fund, Class R6	8,067,159	576,176	(1,155,018)	268,990	(544,161)	7,213,146	105,292	406,994	342,505
International Responsible Index Fund, Class R6	7,255,748	554,313	—	—	174,675	7,984,736	159,175	—	258,741

Calvert
Conservative Allocation Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
Mid-Cap Fund, Class I	$ 2,180,760	$ 328,705	$ —	$ —	$ (102,832)	$ 2,406,633	$ 3,525	$ 233,995	50,170
Short Duration Income Fund, Class R6	12,021,656	955,058	—	—	(190,738)	12,785,976	53,829	78,718	783,455
Small-Cap Fund, Class R6	3,710,141	291,122	—	—	19,500	4,020,763	6,359	254,367	111,101
Ultra-Short Duration Income Fund, Class R6	31,530,433	2,119,680	—	—	(96,585)	33,553,528	64,813	—	3,389,245
US Large-Cap Core Responsible Index Fund, Class R6	5,837,809	252,069	(223,613)	11,228	501,956	6,379,449	54,127	15,572	149,297
US Large-Cap Growth Responsible Index Fund, Class I	8,020,619	440,150	(479,171)	33,696	706,214	8,721,508	35,539	131,054	159,676
US Large-Cap Value Responsible Index Fund, Class I	30,177,417	1,867,401	(191,668)	(120)	951,011	32,804,041	443,837	876,451	1,029,954
US Mid-Cap Core Responsible Index Fund, Class I	4,415,971	221,038	—	—	171,702	4,808,711	23,286	106,566	117,601
Totals				$ 325,703	$ (131,505)	$314,974,492	$1,934,847	$4,361,727
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$283,099,354	$ —	$ —	$283,099,354
U.S. Treasury Obligations	—	4,414,686	—	4,414,686
Short-Term Investments	—	31,875,138	—	31,875,138
Total Investments	$283,099,354	$36,289,824	$ —	$319,389,178
Futures Contracts	$287,201	$ —	$ —	$287,201
Total	$283,386,555	$36,289,824	$ —	$319,676,379

Calvert
Conservative Allocation Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(6,627)	$ —	$ —	$(6,627)
Total	$(6,627)	$ —	$ —	$(6,627)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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